CONVERTIBLE NOTES - Summary of Convertible Notes Outstanding (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Aug. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 17, 2021 USD ($)	Feb. 28, 2021 USD ($)
Debt Instrument [Line Items]
Amortization Of Debt Discount Premium (Interest Expenses )	$ 3,400,000	¥ 23,200,000	¥ 120,600,000	¥ 2,900,000
Exchange rate change on convertible notes face value		8,135,104
August Note
Debt Instrument [Line Items]
Principal amount | $					$ 5,500,000
March Note
Debt Instrument [Line Items]
Principal amount | $						$ 20,000,000	$ 20,000,000
February 2021 note
Debt Instrument [Line Items]
Principal amount | $								$ 5,000,000
Convertible Notes Payable, Net
Debt Instrument [Line Items]
Principal amount		60,984,058	92,848,377
Accrued Interest		1,070,424	937,328
Repayment of convertible debt, Principal amount		(57,914,207)	(39,926,775)
Repayment of convertible debt, Accrued interest		(11,853,771)	(17,652,626)
Exchange rate change on convertible notes face value		5,838,382	(2,296,722)
Convertible Notes Payable, Net | August Note
Debt Instrument [Line Items]
Principal amount		37,199,800
Accrued Interest		911,140
Convertible Notes Payable, Net | March Note
Debt Instrument [Line Items]
Principal amount		129,956,000	129,956,000
Accrued Interest		12,013,055	6,201,653
Convertible Notes Payable, Net | February 2021 note
Debt Instrument [Line Items]
Principal amount			32,195,500
Accrued Interest			12,388,301
Convertible Notes Payable, Net | Less: Debt Discount
Debt Instrument [Line Items]
Principal amount		54,095,917	27,079,626
Convertible Notes Payable, Net | Total
Debt Instrument [Line Items]
Principal amount		115,079,975	119,928,003
Accrued Interest		¥ 1,070,424	¥ 937,328